Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Trading Symbol	ABHD
Entity Registrant Name	Abtech Holdings, Inc.
Entity Central Index Key	0001405858
Entity Filer Category	Smaller Reporting Company